Other Long-term Assets - Summary of Other Long-Term Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non Current Assets [Abstract]
Long-term deposits	$ 30	$ 30
Tax credits receivable	213	332
Other non-current assets	$ 243	$ 362